DEFERRED TAX - Summary of Items with Respect to, Deferred Tax Assets have not been Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Deductible temporary differences	$ 440,801	$ 210,953
Tax losses and credits	1,241,550	1,002,104
Total	$ 1,682,351	$ 1,213,057